Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Schedule of Other Receivables
	December 31, 2020 (Audited)	December 31, 2019 (Audited)
	$	$
Security deposit	-	2,871
Value Added Tax Receivables	29,477	60,946
Deposit	65,046	56,251
Others	1,730	14,044
	96,253	134,112